Document and Entity Information	0 Months Ended
Apr. 30, 2013
Risk/Return:
Document Type	497
Document Period End Date	Apr 30, 2013
Registrant Name	MFS SERIES TRUST XI
Central Index Key	0000911637
Amendment Flag	false
Document Creation Date	Apr 30, 2013
Document Effective Date	Apr 30, 2013
Prospectus Date	Jan 28, 2013
MFS® Mid Cap Value Fund | A
Risk/Return:
Trading Symbol	MVCAX
MFS® Mid Cap Value Fund | R4
Risk/Return:
Trading Symbol	MVCJX
MFS® Mid Cap Value Fund | 529A
Risk/Return:
Trading Symbol	EACVX
MFS® Mid Cap Value Fund | 529B
Risk/Return:
Trading Symbol	EBCVX
MFS® Mid Cap Value Fund | 529C
Risk/Return:
Trading Symbol	ECCVX
MFS® Mid Cap Value Fund | B
Risk/Return:
Trading Symbol	MCBVX
MFS® Mid Cap Value Fund | C
Risk/Return:
Trading Symbol	MVCCX
MFS® Mid Cap Value Fund | I
Risk/Return:
Trading Symbol	MCVIX
MFS® Mid Cap Value Fund | R1
Risk/Return:
Trading Symbol	MVCGX
MFS® Mid Cap Value Fund | R2
Risk/Return:
Trading Symbol	MCVRX
MFS® Mid Cap Value Fund | R3
Risk/Return:
Trading Symbol	MVCHX
MFS® Mid Cap Value Fund | R5
Risk/Return:
Trading Symbol	MVCKX

MFS® Mid Cap Value Fund
MFS® Mid Cap Value Fund
SUPPLEMENT TO PROSPECTUS

The date of this supplement is April 30, 2013.

MFS® Mid Cap Value Fund

Effective immediately, the first paragraph under the sub-section entitled "Principal Investment Strategies" beneath the main heading "Summary of Key Information" is restated in its entirety as follows:

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund’s net assets in issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers with market capitalizations similar to those of issuers included in the Russell Midcap® Value Index over the last 13 months at the time of purchase. As of December 31, 2012, the range of the market capitalizations of the issuers in the Russell Midcap® Value Index was between $319 million and $25.1 billion.

Label	Element	Value
MFS® Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000911637_SupplementTextBlock
SUPPLEMENT TO PROSPECTUS

The date of this supplement is April 30, 2013.

MFS® Mid Cap Value Fund

Effective immediately, the first paragraph under the sub-section entitled "Principal Investment Strategies" beneath the main heading "Summary of Key Information" is restated in its entirety as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Mid Cap Value Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund’s net assets in issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers with market capitalizations similar to those of issuers included in the Russell Midcap® Value Index over the last 13 months at the time of purchase. As of December 31, 2012, the range of the market capitalizations of the issuers in the Russell Midcap® Value Index was between $319 million and $25.1 billion.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 28, 2013